Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	$ 195,000	$ 874,500
Salobo [member] | Mill Throughput Capacity Expansion [member] | Bottom of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	113,000
Salobo [member] | Mill Throughput Capacity Expansion [member] | Top of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	923,000
Salobo [member] | Salobo Three Expansion [member] | Mill Throughput Capacity Expansion [member] | Bottom of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	570,000
Salobo [member] | Salobo Three Expansion [member] | Mill Throughput Capacity Expansion [member] | Top of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	670,000
Bank debt [member]
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	195,000
No scheduled due date [member] | Rosemont [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1,000